UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, IL			60181
(Address of principal executive offices)			(Zip code)

SUSAN A. PICKAR President and Chief Executive Officer Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Copy to: JOSEPH M. MANNON Vedder Price P. C. 222 North LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2017

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Schedule of Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Companies.
Item 13.	Exhibits.

Item 1. Reports to Stockholders.

Annual Report
December 31, 2017

ADMINISTRATOR

BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

February 27, 2018

Dear Investors,

On behalf of the Board of Trustees, we are pleased to submit the 2017 Annual Report for Plan Investment Fund, Inc. (“PIF”).

PIF is available exclusively to Blue Cross and Blue Shield Plans and their affiliates. The Government Portfolio and Money Market Portfolio provide the Blue System with overnight and short-term liquidity solutions. Since its inception in 1987, PIF has provided three decades of service excellence and remains focused on providing top tier 2a-7 investment solutions.

We appreciate your ongoing support and continue to work diligently to maintain your trust and confidence.

As always, please contact us with any comments or questions.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio

Schedule of Investments

December 31, 2017

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS — 40.9%
U.S. TREASURY OBLIGATIONS — 10.7% (1)
$9,500,000	U.S. Treasury Bill	1.08%	01/02/18	$9,499,720
10,000,000	U.S. Treasury Bill	1.16%	03/08/18	9,979,192
435,000	U.S. Treasury Bill	1.18%	03/22/18	433,882
22,630,000	U.S. Treasury Bill	1.19%	03/29/18	22,566,014
18,215,000	U.S. Treasury Bill	1.21%	04/05/18	18,158,434
14,485,000	U.S. Treasury Bill	1.33%	05/10/18	14,417,364
875,000	U.S. Treasury Bill	1.38%	05/17/18	870,537
	Total U.S. Treasury Obligations (Cost $75,925,143)			75,925,143

AGENCY OBLIGATIONS — 30.2% (2)
2,500,000	Federal Farm Credit Banks Funding Corp. (1)	1.06%	02/15/18	2,496,719
3,550,000	Federal Farm Credit Banks Funding Corp. (1)	1.29%	07/13/18	3,525,639
2,935,000	Federal Home Loan Banks (1)	1.06%	01/02/18	2,934,914
14,135,000	Federal Home Loan Banks (1)	1.06%	01/03/18	14,134,173
13,930,000	Federal Home Loan Banks (1)	1.06%	01/05/18	13,928,362
26,505,000	Federal Home Loan Banks (1)	1.09%	01/12/18	26,496,185
8,395,000	Federal Home Loan Banks (1)	1.13%	01/22/18	8,389,491
15,780,000	Federal Home Loan Banks (1)	1.21%	01/31/18	15,764,527
17,500,000	Federal Home Loan Banks (1)	1.19%	02/02/18	17,481,582
5,500,000	Federal Home Loan Banks (1)	1.22%	02/07/18	5,493,132
5,415,000	Federal Home Loan Banks (1)	1.13%	02/23/18	5,406,055
7,400,000	Federal Home Loan Banks (1)	1.13%	02/28/18	7,386,615
4,375,000	Federal Home Loan Banks (1)	1.13%	03/02/18	4,366,797
5,585,000	Federal Home Loan Banks (1)	1.31%	03/07/18	5,571,850
1,025,000	Federal Home Loan Banks (1)	1.19%	03/19/18	1,022,413
1,515,000	Federal Home Loan Banks (1)	1.16%	03/20/18	1,511,225
1,820,000	Federal Home Loan Banks (1)	1.18%	03/28/18	1,814,891
1,515,000	Federal Home Loan Banks (1)	1.21%	04/06/18	1,510,183
4,780,000	Federal Home Loan Banks	1.35%	04/17/18	4,780,000
4,315,000	Federal Home Loan Banks	1.35%	04/17/18	4,315,000
260,000	Federal Home Loan Banks (1)	1.25%	04/20/18	259,024
10,170,000	Federal Home Loan Banks	1.35%	05/18/18	10,170,000
5,000,000	Federal Home Loan Banks	1.39%	05/22/18	5,000,000
9,725,000	Federal Home Loan Banks (1)	1.49%	06/15/18	9,659,032
5,095,000	Federal Home Loan Banks	1.24%	07/05/18	5,095,000
11,000,000	Federal Home Loan Banks	1.35%	11/15/18	11,000,000
3,725,000	Federal Home Loan Banks	1.46%	01/25/19	3,725,000
1,910,000	Federal Home Loan Banks	1.39%	06/12/19	1,909,283
13,800,000	Federal Home Loan Banks	1.47%	06/20/19	13,800,000
1,190,000	Federal Home Loan Mortgage Corp. (1)	1.10%	02/16/18	1,188,343

See accompanying notes to financial statements.

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)
$3,725,000	Federal National Mortgage Association	0.88%	05/21/18	$3,719,860
	Total Agency Obligations (Cost $213,855,295)			213,855,295
	Total Investments — 40.9% (Cost $289,780,438)			289,780,438

REPURCHASE AGREEMENTS — 59.0%
60,000,000	BNP Paribas Securities Co. Dated 12/29/17, To be repurchased at $60,009,200 (collateralized by $61,646,497 par amount of U.S. Treasury Notes, a U.S. Treasury Bond and U.S. Treasury Strips, 0.00% to 8.13%; due 3/31/19 to 05/15/41; Total Fair Value $61,200,005)	1.38%	01/02/18	60,000,000
10,000,000	BNP Paribas Securities Co. Dated 12/29/17, To be repurchased at $10,001,556 (collateralized by $10,020,653 par amount of a Federal Mortgage Backed Security, Government National Mortgage Associations and U.S. Treasury Notes, 0.00% to 6.45%; due 3/31/19 to 07/20/46; Total Fair Value $10,200,001)	1.40%	01/02/18	10,000,000
64,000,000	Goldman Sachs & Co. Dated 12/29/17, To be repurchased at $64,009,600 (collateralized by $63,061,447 par amount of Federal Mortgage Backed Securities, Government National Mortgage Associations and Gold Participating Certificates, 2.50% to 5.00%; due 3/15/29 to 01/15/53; Total Fair Value $65,744,721)	1.35%	01/02/18	64,000,000
30,000,000	HSBC Securities (USA), Inc. Dated 12/29/17, To be repurchased at $30,004,567 (collateralized by $37,208,000 par amount of U.S. Treasury Notes, 0.00% to 1.38%; due 07/31/18 to 11/15/45; Total Fair Value $30,600,971)	1.37%	01/02/18	30,000,000
51,000,000	HSBC Securities (USA), Inc. Dated 12/29/17, To be repurchased at $51,007,820 (collateralized by $49,545,000 par amount of a U.S. Treasury Note, 0.13%; due 04/15/20; Total Fair Value $52,021,362)	1.38%	01/02/18	51,000,000

See accompanying notes to financial statements.

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$68,000,000	Mitsubishi UFJ Securities Co. Dated 12/29/17, To be repurchased at $68,010,200 (collateralized by $68,283,973 par amount of Federal National Mortgage Backed Securities, Government National Mortgage Associations and Gold Participating Certificates, 2.34% to 6.00%; due 11/01/27 to 08/01/48; Total Fair Value $69,559,922)	1.35%	01/02/18	$68,000,000
12,000,000	Natixis S.A. Dated 12/29/17, To be repurchased at $12,001,773 (collateralized by $12,490,540 par amount of U.S. Treasury Notes and U.S. Treasury Bonds, 0.00% to 5.50%; due 01/18/18 to 11/15/45; Total Fair Value $12,240,020)	1.33%	01/02/18	12,000,000
3,000,000	Natixis S.A. Dated 12/29/17, To be repurchased at $3,000,447 (collateralized by $2,977,325 par amount of Federal National Mortgage Backed Securities, a Government National Mortgage Association, U.S. Treasury Notes and a U.S. Treasury Bill, 0.00% to 5.00%; due 01/18/18 to 04/01/47; Total Fair Value $3,087,929)	1.34%	01/02/18	3,000,000
9,280,000	RBC Capital Markets, LLC Dated 12/29/17, To be repurchased at $9,281,392 (collateralized by $9,161,000 par amount of U.S. Treasury Notes, 1.75% to 3.13%; due 05/15/21 to 06/30/22; Total Fair Value $9,465,632)	1.35%	01/02/18	9,280,000
10,000,000	RBC Capital Markets, LLC Dated 12/29/17, To be repurchased at $10,001,533 (collateralized by $9,871,397 par amount of Federal National Mortgage Backed Securities and Gold Participating Certificates, 3.00% to 4.50%; due 11/01/32 to 01/01/48; Total Fair Value $10,300,001)	1.38%	01/02/18	10,000,000
30,000,000	TD Securities (USA), LLC Dated 12/29/17, To be repurchased at $30,004,633 (collateralized by $30,362,200 par amount of U.S. Treasury Notes, 2.13% to 2.25%; due 12/31/23 to 02/29/24; Total Fair Value $30,600,053)	1.39%	01/02/18	30,000,000

See accompanying notes to financial statements.

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$10,280,000	TD Securities (USA), LLC Dated 12/29/17, To be repurchased at $10,281,611 (collateralized by $10,418,626 par amount of a U.S. Treasury Note, 0.38%; due 07/15/23; Total Fair Value $10,485,636)	1.41%	01/02/18	$10,280,000
60,000,000	The Bank of Nova Scotia Dated 12/29/17, To be repurchased at $60,009,000 (collateralized by $59,217,012 par amount of a U.S. Treasury Bond and U.S. Treasury Notes, 0.13% to 6.25%; due 11/15/18 to 05/15/30; Total Fair Value $61,209,269)	1.35%	01/02/18	60,000,000
	Total Repurchase Agreements (Cost $417,560,000)			417,560,000
	Total Investments in Securities — 99.9% (Cost $707,340,438)			707,340,438
	Other Assets in excess of Liabilities — 0.1%			639,978
	Net Assets — 100.0%			$707,980,416
	Net Asset Value Per Participation Certificate			$1.00

(1)    Interest Rate disclosed represents the discount rate at the time of purchase.

(2)    This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2017

Par Value	Issuer	Interest Rate	Maturity	Fair Value

TOTAL INVESTMENTS — 81.4% BANK
OBLIGATIONS — 18.0%
CERTIFICATES OF DEPOSIT — 1.9%
$750,000	Wells Fargo & Co.	1.73%	07/02/18	$749,866
500,000	Wells Fargo & Co.	1.71%	11/15/18	500,013
				1,249,879
YANKEE CERTIFICATES OF DEPOSIT — 16.1%
400,000	Bank of Nova Scotia, Houston	1.72%	09/17/18	399,982
500,000	BNP Paribas SA, New York	1.55%	05/02/18	500,077
500,000	BNP Paribas SA, New York	1.57%	06/01/18	500,072
500,000	Cooperatieve Rabobank, New York	1.61%	11/13/18	499,891
1,000,000	Credit Industriel Commercial, New York	1.62%	05/15/18	1,000,022
600,000	Mitsubishi UFJ Trust and Banking Corp.	1.61%	05/08/18	600,030
500,000	Mitsubishi UFJ Trust and Banking Corp.	1.77%	05/25/18	500,067
250,000	Mizuho Bank, Ltd., New York	1.64%	04/09/18	250,065
600,000	Mizuho Bank, Ltd., New York	1.72%	06/18/18	600,048
500,000	Mizuho Bank, Ltd., New York	1.61%	07/02/18	499,971
460,000	National Bank of Canada, New York	1.82%	03/21/18	460,234
500,000	Norinchukin Bank, New York	1.76%	05/29/18	500,021
500,000	Royal Bank of Canada, New York (2)	1.64%	11/06/18	499,965
700,000	Sumitomo Mitsui Banking Corp., New York	1.71%	06/18/18	700,010
1,000,000	Sumitomo Mitsui Banking Corp., New York	1.75%	06/22/18	999,970
1,300,000	Sumitomo Mitsui Trust Bank, Ltd., New York	1.68%	01/19/18	1,300,171
600,000	Sumitomo Mitsui Trust Bank, Ltd., New York	1.59%	02/06/18	600,127
				10,410,723
	Total Bank Obligations (Cost $11,660,103)			11,660,602

CORPORATE DEBT — 50.6%
COMMERCIAL PAPER — 50.6%
ASSET BACKED SECURITIES — 23.0% (1)
1,000,000	Albion Capital LLC (2)	1.50%	01/02/18	999,836
2,000,000	Antalis SA (2)	1.50%	01/03/18	1,999,586
900,000	Antalis SA (2)	1.50%	01/05/18	899,737
1,000,000	Chariot Funding LLC (2)	1.45%	01/02/18	999,835
1,000,000	Charta LLC (2)	1.52%	02/13/18	997,932
1,000,000	Charta LLC (2)	1.64%	03/20/18	996,029
600,000	Kells Funding LLC	1.40%	01/12/18	599,651
1,000,000	Kells Funding LLC	1.61%	03/23/18	995,861
1,500,000	Nieuw Amsterdam Receivables Corp. (2)	1.64%	03/02/18	1,495,362
2,100,000	Old Line Funding LLC (2)	1.30%	01/02/18	2,099,697

See accompanying notes to financial statements.

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
ASSET BACKED SECURITIES (continued)
$865,000	Starbird Funding Corp. (2)	1.66%	04/16/18	$860,355
2,000,000	Victory Receivables Corp. (2)	1.32%	01/02/18	1,999,670
				14,943,551
FINANCIAL COMPANIES — 25.5%
800,000	Bank of Nova Scotia (2)	1.49%	04/04/18	800,309
500,000	BNZ International Funding, Ltd. (2)	1.51%	06/01/18	499,962
1,000,000	Canadian Imperial Bank of Commerce (1) (2)	1.71%	03/19/18	996,549
500,000	CDP Financial Inc., Canada (1) (2)	1.46%	03/01/18	498,681
700,000	Commonwealth Bank of Australia, New York (2)	1.69%	09/14/18	700,110
250,000	Commonwealth Bank of Australia, New York (2)	1.58%	10/05/18	250,013
600,000	Commonwealth Bank of Australia, New York (2)	1.63%	11/09/18	599,981
600,000	DBS Bank, Ltd. (1) (2)	1.39%	01/19/18	599,455
1,000,000	DBS Bank, Ltd. (1) (2)	1.63%	03/06/18	996,992
1,500,000	DNB Bank ASA (1) (2)	1.46%	01/02/18	1,499,768
750,000	DNB Bank ASA (1) (2)	1.42%	01/04/18	749,825
1,200,000	Federation Des Caisses Desjardins Du Quebec (1) (2)	1.58%	02/05/18	1,198,030
1,000,000	ING US Funding LLC (2)	1.65%	06/18/18	999,820
400,000	ING US Funding LLC (2)	1.65%	07/13/18	399,908
600,000	JP Morgan Securities LLC	1.55%	04/02/18	600,182
500,000	JP Morgan Securities LLC (1)	1.51%	04/11/18	497,610
875,000	National Australia Bank Ltd. (2)	1.69%	03/16/18	875,304
400,000	Nederlandse Waterschapsbank NV (1) (2)	1.48%	02/20/18	399,037
750,000	Nederlandse Waterschapsbank NV (1) (2)	1.41%	02/27/18	747,963
600,000	Oversea Chinese Banking Corp., Ltd. (2)	1.55%	05/08/18	600,000
500,000	Royal Bank of Canada (1) (2)	1.58%	03/05/18	498,546
600,000	Toronto Dominion Holdings USA, Inc. (2)	1.76%	08/28/18	599,811
500,000	Toronto Dominion Holdings USA, Inc. (2)	1.58%	11/30/18	499,864
500,000	United Overseas Bk Ltd. (1) (2)	1.41%	02/20/18	498,835
				16,606,555
NON-FINANCIAL COMPANIES — 2.1% (1)(2)
600,000	Suncorp Metway, Ltd.	1.60%	04/23/18	596,690
800,000	Suncorp Metway, Ltd.	1.82%	06/14/18	793,320
				1,390,010
	Total Commercial Paper			32,940,116
	Total Corporate Debt (Cost $32,945,477)			32,940,116

See accompanying notes to financial statements.

Par Value	Issuer	Interest Rate	Maturity	Fair Value

NON-U.S. SUB-SOVEREIGN — 1.8%
$500,000	Erste Abwicklungsanstalt (1) (2)	1.42%	03/09/18	$498,418
700,000	Erste Abwicklungsanstalt (2)	1.60%	05/16/18	699,936
	Total Non-U.S. Sub-Sovereign (Cost $1,198,648)			1,198,354

TIME DEPOSITS — 11.0%
1,900,000	Canadian Imperial Bank of Commerce	1.33%	01/02/18	1,900,000
1,500,000	Credit Agricole Corporate & Investment Bank SA	1.33%	01/02/18	1,500,000
1,000,000	Natixis SA	1.31%	01/02/18	1,000,000
1,500,000	Royal Bank of Canada, Toronto	1.35%	01/02/18	1,500,000
1,241,000	Skandinaviska Enskilda Banken AB, New York	1.30%	01/02/18	1,241,000
	Total Time Deposits (Cost $7,141,000)			7,141,000
	Total Investments — 81.4% (Cost $52,945,228)			52,940,072

REPURCHASE AGREEMENTS — 18.7%
3,720,000	BNP Paribas Securities Co. Dated 12/29/17, To be repurchased at $3,720,570 (collateralized by $3,828,312 par amount of a U.S. Treasury Bond, 0.38%; due 01/15/27; Total Fair Value $3,794,477)	1.38%	01/02/18	3,720,000
1,720,000	RBC Capital Markets, LLC Dated 12/29/17, To be repurchased at $1,720,258 (collateralized by $1,751,300 par amount of U.S. Treasury Notes, 2.00% to 2.25%; due 11/30/20 to 02/15/27; Total Fair Value $1,754,488)	1.35%	01/02/18	1,720,000
6,720,000	TD Securities (USA), LLC Dated 12/29/17, To be repurchased at $6,721,053 (collateralized by $6,825,900 par amount of U.S. Treasury Notes, 2.13% to 2.25%; due 12/31/23 to 02/29/24; Total Fair Value $6,854,460)	1.41%	01/02/18	6,720,000
	Total Repurchase Agreements (Cost $12,160,000)			12,160,000
	Total Investments in Securities — 100.1% (Cost $65,105,228)			65,100,072
	Liabilities in excess of Other Assets — (0.1)%			(38,188)
	Net Assets — 100.0%			$65,061,884
	Net Asset Value Per Participation Certificate			$0.9998

See accompanying notes to financial statements.

(1)         Interest Rate disclosed represents the discount rate at the time of purchase.

(2)         Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Assets and Liabilities
December 31, 2017

	Government Portfolio		Money Market Portfolio
ASSETS
Investments at amortized cost, and fair value, respectively *	$289,780,438	(1)	$52,940,072
Repurchase Agreements at cost, which approximates fair value *	417,560,000		12,160,000
Cash	745,201		1,392
Accrued interest receivable	84,315		19,943
Other assets	17,311		200
Total Assets	708,187,265		65,121,607

LIABILITIES
Dividends payable	107,210		9,838
Accrued expenses payable
Investment advisory fees (Note 4)	16,512		17
Administration fees (Note 4)	6,744		2,098
Custodian fees (Note 4)	17,152		4,212
Transfer agent fees (Note 4)	407		10,192
Other liabilities	58,824		33,366
Total Liabilities	206,849		59,723

NET ASSETS	$707,980,416		$65,061,884

NET ASSETS CONSIST OF:
Paid-in Capital	$707,984,437		$65,065,095
Accumulated undistributed net investment income	—		1,212
Accumulated net realized gain/(loss) on securities sold	(4,021)		733
Net unrealized appreciation/(depreciation) on securities	—		(5,156)

TOTAL NET ASSETS	$707,980,416		$65,061,884
Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	707,984,437		65,071,776
Net Asset Value Per PC (net assets/PCs outstanding)	$1.00		$0.9998

* Investments in securities, at cost	$707,340,438	$65,105,228

(1)    Investments at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Statements of Operations

For the Year Ended December 31, 2017

	Government Portfolio	Money Market Portfolio

INTEREST INCOME	$4,798,657	$333,524

EXPENSES
Investment advisory and servicing fees (Note 4)	897,951	63,026
Audit and tax fees	28,438	29,658
Transfer agent fees (Note 4)	5,831	23,851
Administration fees (Note 4)	262,782	15,756
Custodian fees (Note 4)	54,108	14,198
Legal fees	50,207	12,753
Insurance expense	28,253	6,060
Administration out of pocket expense	4,110	4,110
Fund compliance fees	44,563	3,139
Trustee expense	24,531	926
S&P Rating fees	14,457	543
Printing fees	38,229	—
Miscellaneous	2,514	4,877
Total Expenses	1,455,974	178,897
Less fees waived and/or reimbursed (Note 4)	(930,410)	(123,749)
Net Expenses	525,564	55,148
NET INVESTMENT INCOME	4,273,093	278,376
NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	(4,021)	733
NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) ON SECURITIES	—	(7,443)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,269,072	$271,666

See accompanying notes to financial statements.

Government Portfolio
Statements of Changes in Net Assets

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$4,273,093	$327,844
Net realized loss on securities sold	(4,021)	—
Net increase in net assets resulting from operations	4,269,072	327,844

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0079 and $0.0022 per PC, respectively	(4,273,093)	(327,844)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(4,273,093)	(327,844)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	4,077,383,499	1,043,904,591
Reinvestments of dividends	3,565,011	312,015
Cost of PCs repurchased	(3,774,625,875)	(744,664,753)
Net increase in net assets resulting from capital transactions	306,322,635	299,551,853
Total increase in net assets	306,318,614	299,551,853

NET ASSETS:
Beginning of year	401,661,802	102,109,949
End of year	$707,980,416	$401,661,802
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	4,077,383,499	1,043,904,591
Reinvestments of dividends	3,565,011	312,015
PCs repurchased	(3,774,625,875)	(744,664,753)
Net increase/(decrease) in PC’s outstanding	306,322,635	299,551,853

See accompanying notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$278,376	$732,123
Net realized gain on securities sold	733	5,697
Net change in unrealized appreciation/(depreciation) on securities	(7,443)	2,287
Net increase in net assets resulting from operations	271,666	740,107

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0080 and $0.0032 per PC, respectively	(278,614)	(739,820)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(278,614)	(739,820)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	223,799,166	1,547,396,129
Reinvestments of dividends	189,440	512,177
Cost of PCs repurchased	(196,389,869)	(1,705,173,380)
Net increase/(decrease) in net assets resulting from capital transactions	27,598,737	(157,265,074)
Total increase/(decrease) in net assets	27,591,789	(157,264,787)

NET ASSETS:
Beginning of year	37,470,095	194,734,882
End of year	$65,061,884	$37,470,095
Accumulated undistributed net investment income	$1,212	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	223,807,055	1,547,383,231
Reinvestments of dividends	189,448	512,172
PCs repurchased	(196,398,971)	(1,705,152,591)
Net increase/(decrease) in PC’s outstanding	27,597,532	(157,257,188)

See accompanying notes to financial statements.

Government Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0079	0.0022	0.0002	0.0001	0.0003
Net Realized Gain (Loss) on Investments	— (1)	—	—	—	—
Total From Investment Operations	0.0079	0.0022	0.0002	0.0001	0.0003

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0079)	(0.0022)	(0.0002)	(0.0001)	(0.0003)
Total Dividends and Distributions	(0.0079)	(0.0022)	(0.0002)	(0.0001)	(0.0003)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.79%	0.22%	0.02%	0.01%	0.03%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$707,980	$401,662	$102,110	$112,048	$129,306

Ratio of Net Expenses to Average Net Assets (2)	0.10%	0.10%	0.07%	0.05%	0.06%

Ratio of Net Investment Income to Average Net Assets (3)	0.81%	0.23%	0.02%	0.01%	0.03%

(1)         Less than $0.0001 per share.

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.28%, 0.31%, 0.34%, 0.32% and 0.30% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(3)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.63%, 0.02%, (0.25)%, (0.26)% and (0.21)% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements.

Money Market Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year Ended 12/31/17	Year Ended 12/31/16*	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net Asset Value, Beginning of Year	$0.9999	$1.0000	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0080	0.0030	0.0006	0.0003	0.0004
Net Realized Gain (Loss) on Investments	(0.0001)	0.0001	0.0001	—	—
Total From Investment Operations	0.0079	0.0031	0.0007	0.0003	0.0004

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0080)	(0.0032)	(0.0007)	(0.0003)	(0.0004)
Total Dividends and Distributions	(0.0080)	(0.0032)	(0.0007)	(0.0003)	(0.0004)
Net Asset Value, End of Year	$0.9998	$0.9999	$1.00	$1.00	$1.00
Total Return	0.78%	0.32%	0.07%	0.03%	0.04%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$65,062	$37,470	$194,735	$539,276	$586,404

Ratio of Net Expenses to Average Net Assets (1)	0.18%	0.18%	0.17%	0.17%	0.18%

Ratio of Net Investment Income to Average Net Assets (2)	0.88%	0.29%	0.05%	0.02%	0.03%

*                 Beginning October 11, 2016, the Money Market Portfolio transacts at a floating NAV per share that uses four decimal-place precision. (See Note 2)

(1)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.57%, 0.33%, 0.31%, 0.27% and 0.25% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.49%, 0.14%, (0.08)%, (0.09)% and (0.04)% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2017

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Maryland Corporation. The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations, bank and commercial obligations and repurchase agreements relating to such obligations.

Indemnification

The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held.

In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which govern the operations of money market mutual funds, including the Government Portfolio and the Money Market Portfolio. The amended rules effectively created three categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 Net Asset Value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to board oversight. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under Securities and Exchange Commission (“SEC”) rules). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes current market-based prices to value its portfolio holdings and, as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Board’s determination that such valuations represent the securities’ fair value); and (3) has adopted policies and procedures to impose liquidity fees of up to

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2017
(Continued)

2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Independent Trustees, determination that such action is in the best interest of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement with financial institutions such as banks and broker-dealers, subject to the seller’s agreement to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub- custodian or an authorized securities depository. The collateral consists of U.S. Government and U.S. Government agency securities, the market value of which, on a daily basis, must be maintained at an amount equal to at least 102% of the repurchase price of the securities subject to the agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited.  As of  December 31,  2017, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios received for each of these agreements exceeded the value of each repurchase agreement at December 31, 2017 and is disclosed in the Schedules of Investments.

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2017
(Continued)

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•              Level 1 – quoted prices in active markets for identical securities

•              Level 2 – other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers, and reference data, including market research publications. Securities held within the Government Portfolio are generally valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs/techniques used to value the Portfolios’ net assets as of December 31, 2017 is provided below.

	Total Fair Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservabl Inputs
Government Portfolio
U.S. Treasury Obligations	$75,925,143	$—	$75,925,143	$—
Agency Obligations	213,855,295	—	213,855,295	—
Repurchase Agreements	417,560,000	—	417,560,000	—
	$707,340,438	$—	$707,340,438	$—

Money Market Portfolio
Bank Obligations	$11,660,602	$—	$11,660,602	$—
Corporate Debt	32,940,116	—	32,940,116	—
Non-US Sub-Sovereign	1,198,354	—	1,198,354	—
Time Deposits	7,141,000	—	7,141,000	—
Repurchase Agreements	12,160,000	—	12,160,000	—
	$65,100,072	$—	$65,100,072	$—

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services. For the year ended December 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

Due to the inherent uncertainty in determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2017
(Continued)

such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly traded securities. For the year ended December 31, 2017, there were no fair valued securities for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund. All Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government Portfolio and Money Market Portfolio so that they individually do not exceed 0.30% of each Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets; (ii) BALLC and the Administrator have agreed to waive fees to cap the total expenses of the Money Market Portfolio at 0.175% of the average daily net assets up to $1 billion, 0.16% of the average daily net assets between $1 billion and $2 billion, and 0.155% of the average daily net assets above $2 billion; (iii) and the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio (collectively, “other fee waivers”).

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses and other fee waivers, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver and the other fee waivers, either the portfolio yield for such day would be not less than 0.01% or the Administrator would have waived all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, either the portfolio yield for such day would be not less than 0.01% or BALLC would have waived all of its fees for such day. The Administrator and BALLC cannot terminate any of the fee waivers disclosed herein prior to May 1, 2018 without the consent of the Board.

Effective May 1, 2017, BALLC and the Administrator entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund, nor the Portfolios are a party to, or financially responsible for this minimum fee agreement.

BALLC and the Administrator will not recoup any previously waived fees or reimbursed expenses in any subsequent years.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2017
(Continued)

As a result of the foregoing waivers, for the year ended December 31, 2017, the Administrator waived $195,988 and $12,194 which the Administrator was entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. In addition, the Administrator reimbursed expenses of $48,546 for the Money Market Portfolio. BALLC waived $734,422 and $63,009 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the year ended December 31, 2017.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (US) Inc. (previously defined as “BNY Mellon”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly—owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the 1940 Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee for the services provided, which is paid monthly in arrears.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2014, 2015, 2016 and 2017.

In order to present net assets components on the Statements of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net assets components. Net assets were not affected by these adjustments. The following permanent differences as of December 31, 2017 are primarily attributable to the recharacterization of income.

	Undistributed	Accumulated
	Net Investment	Net Realized
Portfolio	Income/(Loss)	Gain/(Loss)	Paid-in-Capital
Government Portfolio	$—	$—	$—
Money Market Portfolio	1,450	(1,450)	—

The tax character of distributions paid by the Portfolios during the years ended December 31, 2017 and 2016 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains
Government Portfolio
2017	$4,273,093	$—
2016	327,844	—

Money Market Portfolio
2017	$278,614	$—
2016	739,820	—

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2017

(Concluded)

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Government Portfolio	$—	$—	$(4,021)	$—	$—	$(4,021)
Money Market Portfolio	1,945	—	—	(5,156)	—	(3,211)

As of December 31, 2017, the Government Portfolio had $4,021 of capital loss carryforwards which are short-term capital losses and have an unlimited period of capital loss carryforward. The Money Market Portfolio had no capital loss carryforwards.

For the Money Market Portfolio, the cost for U.S. federal income tax purposes was $65,105,228. As of December 31, 2017, the net unrealized depreciation was $5,156. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,008, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,164. For the Government Portfolio, the cost for U.S. federal income tax purposes was $70,340,438.

Note 6. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Concentration Risk — A substantial part of the Money Market Portfolio’s assets may be directly or indirectly comprised of obligations of banks. As a result, the Portfolio may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Note 7. New Accounting Pronouncement

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. In addition, the SEC will require certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to approval and review by a fund’s board. The new form types and other rule amendments will be effective for the Fund for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

Note 8. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to December 31, 2017, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the financial statements.

Cohen & Company, LTD. 1350 Euclid Ave Cleveland, OH 44115 USA Tel: +1-800-229-1090 Fax: +1-866-818-4538 cohencpa.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc. (the “Fund”), comprised of the Government Portfolio and Money Market Portfolio, as of December 31, 2017, and the related statements of operations, changes in net assets, including the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the portfolios constituting Plan Investment Fund, Inc. as of December 31, 2017, the results of their operations, changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the year ended December 31, 2016 and prior, were audited by other auditors whose report dated February 24, 2017, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evi- dence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 20, 2018

Plan Investment Fund, Inc.

Trustees and Officers Disclosure
(Unaudited)

December 31, 2017

MANAGEMENT OF THE PORTFOLIOS

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

W. Dennis Cronin 120 Fifth Avenue, Suite 911 Pittsburgh, PA 15222 Age 51	Trustee	Indefinite, since 2016	2013 to Present – Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer, Highmark Health	Two	None

John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age 61	Trustee	Indefinite, since 2016	2013 to Present – Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Two	None

Robert J. Kolodgy 225 N. Michigan Ave. Chicago, IL 60601 Age 60	Chairman Trustee	Indefinite, since 2014; Indefinite, since 2010

2016 to Present – Executive Vice President and Chief Financial Officer, Blue Cross Blue Shield Association

2013 to 2016 – Senior Vice President of Financial Services and Government Programs and Chief Financial Officer, Blue Cross Blue Shield Association

				Two	None

Jeffery T. Leber 3545 Lakeland Drive Jackson MS 39232 Age 58	Trustee	Indefinite, since 2014	2013 to Present – Chief Financial Officer, Blue Cross & Blue Shield of Mississippi	Two	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Carl R. McDonald 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 39	Trustee	Indefinite, since 2017 (1)

2015 to Present – Divisional Senior Vice President – Treasury, Investments & Corporate Development, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Montana, New Mexico, Oklahoma and Texas)

2013 to 2015 – Director, Citi Investment Research

				Two	None

Michael J. Mizeur 2501 Faraway Drive Columbia, SC 29223 Age 48	Trustee	Indefinite, since 2016	2013 to Present – Executive Vice President, Chief Financial Officer and Treasurer, BlueCross BlueShield of South Carolina	Two	None

Michael A. Murray 50 Beale Street San Francisco, CA 94105 Age 61	Trustee	Indefinite, since 2016	2013 to Present – Senior Vice President and Chief Financial Officer, Blue Shield of California	Two	None

Vincent P. Price 100 SW Market Street Portland, OR 97201 Age 54	Trustee	Indefinite, since 2012	2013 to Present – Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Two	None

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 58	Trustee	Indefinite, since 2009	2013 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama	Two	None

(1)    Less than one year.

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 49	President and Chief Executive Officer	since 2014	2015 to Present – Chief Financial Officer and Treasurer, BCS Financial Corporation 2013 to 2015 – Senior Vice President of Finance and Treasurer, BCS Financial Corporation

Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 34	Operating Officer, Secretary and Anti-Money Laundering Officer	since 2015	2017 to Present – Vice President, Investment Services and Treasury, BCS Financial Corporation 2013 to 2017 – Director, Investment Services, BCS Financial Corporation

Kenneth A. Kalina 10 High Street, Suite 302 Boston, MA 02110 Age 58	Chief Compliance Officer	since 2017 (2)	2017 to Present – Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC 2013 to 2017 – Chief Compliance Officer, Henderson Global Funds

Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 Age 45	Treasurer	since 2015	2013 to Present – Managing Director and Fund Principal Financial Officer, Foreside Management Services, LLC

(1)   Term of office is one year.

(2)   Less than one year.

Leadership Structure and Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board of Trustees. At the present time, there are 9 Trustees serving on the Board, including the Chairman of the Board. The Chairman presides at meetings of the Board of Trustees and at meetings of PC holders. The Chairman, Robert Kolodgy, is not an “interested person” (as defined in the 1940 Act) of the Fund. The Board exercises risk oversight of the Fund through receiving and reviewing compliance reports from, and making inquiries of, the Administrator and BALLC. These reports are prepared monthly and provided to the Board on a periodic basis. The Board also exercises risk oversight by receiving and reviewing reports at regular Board of Trustees meetings and annual reports from the Fund’s Chief Compliance Officer and making inquiries of, and having meetings with, the Fund’s Chief Compliance Officer.

Compensation Information

The Fund does not pay any compensation to the Trustees or to its Officers for acting in such capacities.

The Portfolios’ Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling (800) 621-9215.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)

December 31, 2017

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Portfolio

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Six Months Ended December 30, 2017*
Actual	$1,000.00	$1,004.90	$0.51
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Six Months Ended December 30, 2017*
Actual	$1,000.00	$1,005.10	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile
(Unaudited)
December 31, 2017

Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	59.0%	$417,560,000
Agency Obligations	30.2	213,855,295
U.S. Treasury Obligations	10.7	75,925,143
Total Investments in Securities	99.9%	$707,340,438
Other Assets in excess of Liabilities	0.1%	639,978
Net Assets	100.0%	$707,980,416

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$444,130,000	62.7%
8 - 14 days	19,025,000	2.7
15 - 30 days	73,890,000	10.4
31 - 60 days	47,885,000	6.8
61 - 90 days	47,865,000	6.8
91 - 120 days	42,620,000	6.0
121 - 150 days	19,085,000	2.7
Over 150 days	13,275,000	1.9
Total Par Value	$707,775,000	100.0%

Weighted Average Maturity - 25 days

(1)    Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Government Portfolio’s weighted average maturity.

Money Market Portfolio Portfolio

Holdings Summary Table

Security Type	% of Net Assets	Market Value
Commercial Paper - Financial Companies	25.5%	$16,606,555
Commercial Paper - Asset Backed Securities	23.0	14,943,551
Repurchase Agreements	18.7	12,160,000
Bank Obligations - Yankee Certificates of Deposit	16.1	10,410,723
Time Deposits	11.0	7,141,000
Commercial Paper - Non - Financial Companies	2.1	1,390,010
Bank Obligations - Certificates of Deposit	1.9	1,249,879
Non-U.S. Sub-Sovereign	1.8	1,198,354
Total Investments in Securities	100.1%	$65,100,072
Liabilities in excess of Other Assets	(0.1)%	(38,188)
Net Assets	100.0%	$65,061,884

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$33,551,000	51.5%
8 - 14 days	4,800,000	7.4
15 - 30 days	10,000,000	15.4
31 - 60 days	4,950,000	7.6
61 - 90 days	9,085,000	13.9
91 - 120 days	1,965,000	3.0
121 - 150 days	—	—
Over 150 days	800,000	1.2
Total Par Value	$65,151,000	100.0%

Weighted Average Maturity - 24 days

(1)    Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2017

(Concluded)

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on  the operations of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures with respect to each Portfolio, used to determine how to vote proxies relating to portfolio securities, are included in the Portfolio’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

Tax Information: The Portfolios report a portion of the income dividends distributed during the fiscal  year  ended December 31, 2017, as U.S. Government Income as follows:

Government Portfolio 36.97%

Money Market Portfolio 0.47%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. For residents of California, New York and Connecticut the statutory threshold requirements were not satisfied by any fund. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Portfolios to report the maximum amount permitted under the Code and the regulations there under.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund

2017 Board of Trustees

W. Dennis Cronin	Michael J. Mizeur
Senior Vice President of Treasury Services,	Executive Vice President,
Assistant Treasurer and Chief Risk Officer	Chief Financial Officer and Treasurer
Highmark Health	BlueCross BlueShield of South Carolina

John F. Giblin	Michael A. Murray
Executive Vice President and	Senior Vice President and
Chief Financial Officer	Chief Financial Officer
BlueCross BlueShield of Tennessee, Inc.	Blue Shield of California

Robert J. Kolodgy	Vincent P. Price
Executive Vice President	Executive Vice President
and Chief Financial Officer	and Chief Financial Officer
Blue Cross Blue Shield Association	Cambia Health Solutions, Inc.

Jeffery T. Leber	Cynthia M. Vice
Chief Financial Officer	Senior Vice President,
Blue Cross & Blue Shield of Mississippi	Chief Financial Officer and Treasurer
Blue Cross and Blue Shield of Alabama
Carl R. McDonald
Divisional Senior Vice President
Health Care Service Corporation

INVESTMENT ADVISOR

BlackRock Advisors, LLC

Wilmington, Delaware

DISTRIBUTOR

Foreside Fund Services, LLC

Portland, Maine

Item 2. Code of Ethics.

Not applicable to the registrant.  Each series of the registrant operates as a money market fund. Accordingly, the registrant is not required to adopt a code of ethics under Rule 17j-1(c)(1)(i) under the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Jeffery T. Leber, Michael J. Mizeur and Vincent P. Price, independent trustees who serve on its audit committee, qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the registrant for the fiscal years ended December 31, 2017 and 2016 for professional services rendered by the registrant’s independent registered public accounting Firm, Cohen & Company, Ltd., and previous independent registered public accounting firm, Deloitte & Touche LLP.

	Year Ended December 31,
	2017	2016

Audit fees	$45,000	$120,175
Audit-related fees	$0	$0
Tax fees	$15,000	$12,600
All other fees	$0	$0
Total	$60,000	$132,775

Audit fees include fees billed for professional services associated with the annual audits and filings of the registrant’s Form N-1A, Form N-CSR, and Form N-SAR and audits and filings pursuant to Rule 17f-2 under the 1940 Act.  Audit-related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the annual review of the registrant’s financial statements. Tax fees represent fees billed for professional services rendered for tax compliance and tax advice by the registrant’s independent registered public accounting firm.  All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2017 and 2016 for which fees are included in the table above were pre-approved by the audit committee of the registrant.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the registrant also is required to pre-approve services by the registrant’s independent auditors to certain affiliated entities as defined by Securities and Exchange Commission (“SEC”) rules, including the registrant’s investment advisor and any entity controlling, controlled by or under common control with the advisor, to the extent such services are determined to have a direct impact on the operations or financial reporting of the registrant. The amount of all other fees billed for services provided to the registrant’s investment advisor or affiliates of the advisor was $0 in 2017 and $0 in 2016.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the registrant, the registrant’s investment advisor and all the advisor’s affiliates as defined by SEC rules, totaled $0 in 2017 and $0 in 2016.  The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the independent registered public accounting firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the registrant has adopted policies that require that each engagement of the registrant’s independent auditors to render audit or non-audit services to the registrant be pre-approved by the registrant’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the registrant.  The registrant’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the registrant’s investment advisor and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations or financial reporting of the registrant.  The foregoing pre-approval requirements will not apply to certain non-audit services, provided that such services are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Audited schedules of investments are included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

(a)(3)      Not applicable.

(b)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	February 27, 2018

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Treasurer
Date:	February 27, 2018

EXHIBIT INDEX

(a)(2)                              Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)                                             Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.